Disclosure of detailed information about revenue and expenses by reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Total revenue	$ 376,245	$ 348,644
Direct cost of principal revenue	322,341	302,094
Gross profit	53,904	46,550
Direct adjusted operating expenses	22,247	20,451
Contribution	31,657	26,099
Indirect adjusted operating expenses	13,718	13,086
Finance income	(666)	(213)
Equity-settled share-based payment expense	4,381	4,455
Income tax expense	3,104	1,461
Depreciation and amortization	3,364	3,988
Foreign exchange gain	(36)	(58)
Net income (loss)	7,792	3,380
Loyalty Currency Retailing [Member]
Statements [Line Items]
Total revenue	366,421	339,652
Direct cost of principal revenue	321,615	301,492
Gross profit	44,806	38,160
Direct adjusted operating expenses	12,941	11,515
Contribution	31,865	26,645
Platform Partners [Member]
Statements [Line Items]
Total revenue	7,979	7,704
Direct cost of principal revenue	615	570
Gross profit	7,364	7,134
Direct adjusted operating expenses	3,784	4,644
Contribution	3,580	2,490
Points Travel [Member]
Statements [Line Items]
Total revenue	1,845	1,288
Direct cost of principal revenue	111	32
Gross profit	1,734	1,256
Direct adjusted operating expenses	5,522	4,292
Contribution	$ (3,788)	$ (3,036)